Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
December 31, 2021
F15-NPRT3-0322
1.811323.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $2,099,870)	2,100,000	2,099,895

Domestic Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	5,062,262	60,240,916
Fidelity Series Blue Chip Growth Fund (c)	5,737,916	94,388,724
Fidelity Series Commodity Strategy Fund (c)	38,702,394	158,292,793
Fidelity Series Growth Company Fund (c)	11,767,814	240,181,090
Fidelity Series Intrinsic Opportunities Fund (c)	12,566,211	248,057,014
Fidelity Series Large Cap Stock Fund (c)	11,373,814	215,988,723
Fidelity Series Large Cap Value Index Fund (c)	5,126,844	79,773,696
Fidelity Series Opportunistic Insights Fund (c)	5,985,032	124,129,559
Fidelity Series Small Cap Discovery Fund (c)	1,898,652	27,055,796
Fidelity Series Small Cap Opportunities Fund (c)	6,007,942	89,638,492
Fidelity Series Stock Selector Large Cap Value Fund (c)	13,055,930	183,566,373
Fidelity Series Value Discovery Fund (c)	8,500,912	140,860,106
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,118,183,034)		1,662,173,282

International Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	7,726,742	112,269,558
Fidelity Series Emerging Markets Fund (c)	6,480,504	68,110,099
Fidelity Series Emerging Markets Opportunities Fund (c)	29,136,020	612,439,149
Fidelity Series International Growth Fund (c)	15,089,343	288,508,244
Fidelity Series International Small Cap Fund (c)	4,120,359	88,134,476
Fidelity Series International Value Fund (c)	25,843,043	288,666,792
Fidelity Series Overseas Fund (c)	20,032,237	288,464,214
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,237,945,280)		1,746,592,532

Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	27,734,107	278,727,775
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	30,229,143	306,221,221
Fidelity Series Emerging Markets Debt Fund (c)	4,567,666	41,428,731
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,467,523	13,853,413
Fidelity Series Floating Rate High Income Fund (c)	851,014	7,880,386
Fidelity Series High Income Fund (c)	5,164,119	49,265,695
Fidelity Series Inflation-Protected Bond Index Fund (c)	24,691,292	261,233,864
Fidelity Series International Credit Fund (c)	640,863	6,357,358
Fidelity Series International Developed Markets Bond Index Fund (c)	14,769,142	145,180,663
Fidelity Series Investment Grade Bond Fund (c)	208,338,006	2,420,887,629
Fidelity Series Long-Term Treasury Bond Index Fund (c)	29,720,708	253,220,432
Fidelity Series Real Estate Income Fund (c)	2,554,517	29,964,481
TOTAL BOND FUNDS (Cost $3,707,968,536)		3,814,221,648

Short-Term Funds - 8.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	7,929,403	7,930,989
Fidelity Series Government Money Market Fund 0.08% (c)(e)	519,310,201	519,310,201
Fidelity Series Short-Term Credit Fund (c)	14,102,487	141,306,918
TOTAL SHORT-TERM FUNDS (Cost $667,915,514)		668,548,108

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,734,112,234)	7,893,635,465
NET OTHER ASSETS (LIABILITIES) - 0.0%	23,212
NET ASSETS - 100.0%	7,893,658,677

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	51	Mar 2022	3,127,065	18,524	18,524

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $797,979.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	6,988,999	18,188,534	17,246,544	2,424	-	-	7,930,989	0.0%
Total	6,988,999	18,188,534	17,246,544	2,424	-	-	7,930,989

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	285,836,444	6,623,838	1,768,905	(11,017)	(473,814)	278,727,775
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	311,946,597	7,810,410	2,065,540	(45,702)	2,130,736	306,221,221
Fidelity Series All-Sector Equity Fund	67,122,546	10,573,829	19,787,106	8,606,397	3,574,513	(1,242,866)	60,240,916
Fidelity Series Blue Chip Growth Fund	106,511,925	28,984,835	38,710,484	20,317,944	5,222,276	(7,619,828)	94,388,724
Fidelity Series Canada Fund	93,550,247	24,835,437	19,027,595	2,429,119	1,307,637	11,603,832	112,269,558
Fidelity Series Commodity Strategy Fund	229,947,348	72,825,082	117,662,714	67,369,022	(8,959,827)	(17,857,096)	158,292,793
Fidelity Series Emerging Markets Debt Fund	43,966,996	4,173,491	6,683,500	1,471,882	(393,217)	364,961	41,428,731
Fidelity Series Emerging Markets Debt Local Currency Fund	14,464,721	2,130,151	1,941,926	532,113	(26,460)	(773,073)	13,853,413
Fidelity Series Emerging Markets Fund	81,890,440	12,586,117	19,726,593	2,193,504	2,676,141	(9,316,006)	68,110,099
Fidelity Series Emerging Markets Opportunities Fund	746,832,186	164,152,572	184,661,487	69,873,823	38,764,774	(152,648,896)	612,439,149
Fidelity Series Floating Rate High Income Fund	8,858,462	360,133	1,404,479	275,584	(97,364)	163,634	7,880,386
Fidelity Series Government Money Market Fund 0.08%	892,734,677	51,315,389	424,739,865	416,252	-	-	519,310,201
Fidelity Series Growth Company Fund	271,937,390	95,684,222	112,348,888	66,975,392	29,816,783	(44,908,417)	240,181,090
Fidelity Series High Income Fund	52,304,464	2,681,573	6,603,182	2,091,495	(14,050)	896,890	49,265,695
Fidelity Series Inflation-Protected Bond Index Fund	705,040,505	40,182,790	497,248,714	21,660,407	49,514,323	(36,255,040)	261,233,864
Fidelity Series International Credit Fund	6,235,092	160,842	-	160,841	-	(38,576)	6,357,358
Fidelity Series International Developed Markets Bond Index Fund	-	149,402,628	3,515,404	91,760	(29,485)	(677,076)	145,180,663
Fidelity Series International Growth Fund	262,153,029	71,105,533	61,926,209	22,532,145	2,460,952	14,714,939	288,508,244
Fidelity Series International Small Cap Fund	83,072,296	15,516,329	13,968,946	10,278,263	4,939,652	(1,424,855)	88,134,476
Fidelity Series International Value Fund	261,861,757	80,415,131	61,931,215	14,134,883	4,753,889	3,567,230	288,666,792
Fidelity Series Intrinsic Opportunities Fund	272,770,236	58,947,205	64,091,279	43,168,906	13,507,372	(33,076,520)	248,057,014
Fidelity Series Investment Grade Bond Fund	2,499,373,727	239,601,731	339,010,407	41,484,827	(2,347,723)	23,270,301	2,420,887,629
Fidelity Series Large Cap Stock Fund	238,464,957	26,042,797	56,525,037	20,161,612	15,645,475	(7,639,469)	215,988,723
Fidelity Series Large Cap Value Index Fund	87,903,646	6,559,195	20,066,711	4,726,388	5,069,982	307,584	79,773,696
Fidelity Series Long-Term Treasury Bond Index Fund	226,426,299	70,352,326	62,527,581	4,505,953	(4,953,383)	23,922,771	253,220,432
Fidelity Series Opportunistic Insights Fund	139,229,148	28,899,963	51,058,457	19,760,102	16,532,385	(9,473,480)	124,129,559
Fidelity Series Overseas Fund	262,591,530	57,207,521	68,058,223	8,345,484	7,493,151	29,230,235	288,464,214
Fidelity Series Real Estate Income Fund	31,836,532	1,393,564	5,173,067	1,075,649	582,390	1,325,062	29,964,481
Fidelity Series Short-Term Credit Fund	186,921,427	19,506,957	62,755,358	2,484,204	318,337	(2,684,445)	141,306,918
Fidelity Series Small Cap Discovery Fund	29,841,945	5,102,318	7,758,413	4,698,950	1,260,110	(1,390,164)	27,055,796
Fidelity Series Small Cap Opportunities Fund	99,802,515	27,672,192	25,288,334	23,371,421	5,593,639	(18,141,520)	89,638,492
Fidelity Series Stock Selector Large Cap Value Fund	201,570,139	31,910,911	50,102,524	24,260,148	12,284,601	(12,096,754)	183,566,373
Fidelity Series Value Discovery Fund	155,017,330	17,083,464	38,522,482	11,544,668	10,892,802	(3,611,008)	140,860,106
	8,360,233,512	2,015,149,269	2,457,260,428	524,833,583	215,332,956	(249,850,728)	7,883,604,581

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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